WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 118.5%
COMMUNICATION SERVICES - 23.5%
Diversified Telecommunication Services - 4.3%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,240,000	$1,365,637	(a)(b)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	5,779,000	6,017,384	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,530,000	2,742,634	(a)(b)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	622,000	631,688	(a)(b)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,750,865	(a)(b)(c)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	980,000	963,423	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	3,057,936
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	445,119	(a)(b)

Total Diversified Telecommunication Services				17,974,686

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,545,000	1,921,926	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,305,000	1,680,070	(b)

Total Entertainment				3,601,996

Media - 11.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	5,080,375	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	6,010,000	6,308,998	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	5,105,000	5,366,631	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,190,000	2,298,876
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,380,000	1,434,317	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,780,000	1,842,567	(a)(d)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,780,000	6,234,801	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	11,459,000	13,091,907	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,180,000	1,171,268	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,490,000	$2,729,488	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	2,505,000	2,645,493	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	534,815	(a)

Total Media				48,739,536

Wireless Telecommunication Services - 6.9%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	610,000	674,559	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,770,000	1,785,488	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,840,992	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	7,975,370	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	4,419,720	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,434,606	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	124,592	(b)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,500,000	2,517,263
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,684,670	(e)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	727,944	(a)(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,820,000	1,860,877	(a)

Total Wireless Telecommunication Services				29,046,081

TOTAL COMMUNICATION SERVICES				99,362,299

CONSUMER DISCRETIONARY - 15.9%
Auto Components - 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000	2,193,896	(a)(b)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	2,410,000	2,637,625	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,271,000	4,495,227	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,740,000	2,894,920	(a)(b)

Total Auto Components				12,221,668

Automobiles - 1.8%
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,980,000	3,671,956
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	300,000	301,789
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,300,000	1,338,896

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - continued
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,900,000		$1,904,988
General Motors Co., Senior Notes	6.125%	10/1/25	460,000		544,933

Total Automobiles					7,762,562

Diversified Consumer Services - 2.1%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,940,000		1,940,000	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,554,670	(b)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,740,000		1,750,866	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,500,000		2,540,625	(a)

Total Diversified Consumer Services					8,786,161

Hotels, Restaurants & Leisure - 7.7%
Carnival Corp., Senior Notes	7.625%	3/1/26	780,000		824,850	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	2,080,000		2,116,400	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,010,000		980,963	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000		1,085,900	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,480,000		1,579,900	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,180,000		3,756,391	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,920,000		3,339,750	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,190,000		2,236,034	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,205,000	GBP	2,975,818	(e)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,870,000		2,733,675	(a)(b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,430,000		2,448,553	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,490,000		1,481,246	(a)(b)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	780,000		803,002	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,640,000		1,683,296	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,440,000		3,668,966	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	780,000		845,996	(a)

Total Hotels, Restaurants & Leisure					32,560,740

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.3%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,570,000	$1,631,262	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	840,000	870,479	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,190,000	1,261,400	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,460,000	1,506,019	(b)

Total Specialty Retail				5,269,160

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000	485,723	(a)(b)

TOTAL CONSUMER DISCRETIONARY				67,086,014

CONSUMER STAPLES - 2.3%
Food Products - 2.0%
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	3,500,000	4,062,555	(b)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	670,000	830,631
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	200,814
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	700,000	808,037
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,245,000	2,405,091	(a)(b)

Total Food Products				8,307,128

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,330,000	1,367,672	(b)

TOTAL CONSUMER STAPLES				9,674,800

ENERGY - 23.6%
Oil, Gas & Consumable Fuels - 23.6%
Apache Corp., Senior Notes	5.100%	9/1/40	1,800,000	1,933,074
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	190,000	204,788	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	330,000	346,446
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	266,171
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,524,996	(b)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,070,000	1,213,625	(a)(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,270,000	1,534,986
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,668,700	(b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	510,000	524,693	(f)(g)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	770,000	$865,341	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,750,000	1,900,999
EQT Corp., Senior Notes	7.500%	2/1/30	2,320,000	3,050,672
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,864,807	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	340,000	351,769	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,783,233	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,320,000	2,404,146	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,000,000	1,117,565
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,640,000	1,654,120
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	1,322,257
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	1,074,330
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,544,642	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	844,304
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,580,000	8,559,791	(h)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	7,755,826
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	1,035,156	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,970,000	2,560,288	(b)
Qatar Petroleum, Senior Notes	2.250%	7/12/31	2,200,000	2,229,427	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,009,000	1,048,845
Range Resources Corp., Senior Notes	9.250%	2/1/26	8,231,000	8,945,122	(b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	787,092	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,511,124	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	300,000	314,250	(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	$1,250,625	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	270,000	303,614
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,860,000	1,755,412	(a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,690,000	3,023,694	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,701,754	(b)
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	10,952,000	12,907,808	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,081,317	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,408,321	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,101,529	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	5,294,513	(b)
YPF SA, Senior Notes	8.500%	7/28/25	3,270,000	2,554,720	(a)(b)
YPF SA, Senior Notes	6.950%	7/21/27	570,000	399,798	(a)

TOTAL ENERGY				99,525,690

FINANCIALS - 17.5%
Banks - 11.1%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	2,881,500	(b)(f)(g)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,150,000	1,304,531	(b)(f)(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,080,000	4,223,616	(a)(g)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,130,974	(a)(b)(f)(g)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	750,000		$826,875	(b)(f)(g)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,400,000		5,829,300	(b)(f)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		3,062,629	(a)(b)(f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,610,000		1,838,419	(b)(f)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,366,212	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		4,802,999	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,625,394	(b)(f)(g)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		5,174,874	(b)(f)(g)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,374,418	(b)(f)(g)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,404,194	(b)(e)(f)(g)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,602,434	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,454,466	(a)(b)(g)

Total Banks					46,902,835

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.6%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	4,820,000	$5,436,790	(a)(b)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,170,000	5,684,131	(a)(f)(g)

Total Capital Markets				11,120,921

Consumer Finance - 0.8%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,278,834	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,235,168	(b)

Total Consumer Finance				3,514,002

Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	150,000	151,710
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	2,100,000	2,361,387
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,070,686	6,108,628	(a)(b)(i)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	1.463%	7/3/23	880,000	664,400	(e)(g)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000	927,200	(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	690,000	520,950	(e)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	450,000	301,500	(e)

Total Diversified Financial Services				11,035,775

Insurance - 0.4%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,542,750	(a)(b)

TOTAL FINANCIALS				74,116,283

HEALTH CARE - 9.2%
Health Care Providers & Services - 2.8%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,900,000	2,039,403	(a)(b)
HCA Inc., Senior Notes	5.625%	9/1/28	600,000	722,292	(b)

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - continued
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000		$3,278,383	(b)
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	1,140,000		1,208,611	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,530,000		2,820,798	(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		1,042,500	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	610,000		656,525	(a)

Total Health Care Providers & Services					11,768,512

Pharmaceuticals - 6.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000		5,044,450	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	4,392,000		4,488,075	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000		534,295	(a)(b)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	940,000	GBP	1,328,753	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	950,000		945,483	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	9,888,000		9,962,160	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,850,000		3,810,537	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,160,000		1,220,175

Total Pharmaceuticals					27,333,928

TOTAL HEALTH CARE					39,102,440

INDUSTRIALS - 12.4%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,220,000		3,461,580	(a)

Airlines - 9.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	990,000		1,037,025	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,610,000		1,738,687	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - continued
Continental Airlines Pass-Through Trust	5.983%	4/19/22	1,794,424	$1,829,009	(b)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	3,000,000	3,022,970
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	5,160,000	5,327,275
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,070,000	1,085,391	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	1,036,482
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	9,026,933	(a)(b)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,276,000	1,339,149	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,190,000	3,477,100	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,037,998	4,539,174	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,165,000	3,222,619
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	980,000	1,017,666
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	700,000	721,000	(a)

Total Airlines				38,420,480

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,580,000	2,663,850	(a)(b)

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	970,000	972,454	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	490,000	490,612	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,540,000	1,634,895
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,140,000	1,047,307

Total Commercial Services & Supplies				4,145,268

Machinery - 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	970,000	1,013,020	(a)

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,890,000	$1,876,184	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	606,000	638,573

Total Trading Companies & Distributors				2,514,757

TOTAL INDUSTRIALS				52,218,955

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,001,000	4,241,200	(a)(b)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	68,000	69,105	(a)

Total Communications Equipment				4,310,305

Software - 0.6%
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	2,040,000	2,014,500	(a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	450,000	448,333	(a)

Total Software				2,462,833

Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,230,000	1,260,006	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	1,813,322	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	939,250	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	553,162

Total Technology Hardware, Storage & Peripherals				4,565,740

TOTAL INFORMATION TECHNOLOGY				11,338,878

MATERIALS - 8.3%
Chemicals - 1.0%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	897,649	(b)(e)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,238,680	(a)(b)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	2,000,000	2,088,000

Total Chemicals				4,224,329

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000	$2,946,798	(a)(b)(i)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	5,408,000	5,589,168	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	1,036,150	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000	1,326,512	(a)

Total Containers & Packaging				10,898,628

Metals & Mining - 4.7%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,200,000	4,680,066	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,590,000	3,661,800	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	766,688	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	944,375	(b)
Freeport-McMoRan Inc., Senior Notes	4.250%	3/1/30	750,000	810,019
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,870,000	4,979,993	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	4,133,655	(b)

Total Metals & Mining				19,976,596

TOTAL MATERIALS				35,099,553

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	860,000	951,990	(b)

Real Estate Management & Development - 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	1,000,000	914,239	(e)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	1,000,000	903,777	(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	1,000,000	868,750	(e)

Total Real Estate Management & Development				2,686,766

TOTAL REAL ESTATE				3,638,756

UTILITIES - 2.2%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,170,000	1,047,027	(a)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 1.4%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,650,000		$4,884,964	(b)
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	990,000		1,031,234	(a)

Total Gas Utilities					5,916,198

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		2,523,871	(a)(b)

TOTAL UTILITIES					9,487,096

TOTAL CORPORATE BONDS & NOTES (COST - $421,091,557)					500,650,764

SOVEREIGN BONDS - 9.8%
Argentina - 1.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	558,141		215,443
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,092,500		765,855
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,150,000		1,578,937	*(a)(j)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	1,300,000		991,640	(e)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	300,000		228,840	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	1,830,000		1,262,718	(a)

Total Argentina					5,043,433

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	850,000		880,609	(a)

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	3,960,000	BRL	787,456
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	567,000	BRL	112,834

Total Brazil					900,290

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000		$489,790	(a)

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	1.000%	7/31/35	2,000,000		1,395,020	(a)

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,425,682	(a)

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,080,000		1,080,770	(a)

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	970,000		1,051,975	(a)

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	1,250,000		1,216,680
Indonesia Treasury Bond	6.500%	2/15/31	29,188,000,000	IDR	2,051,283

Total Indonesia					3,267,963

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	340,973		345,889	(a)

Mexico - 1.2%
Mexican Bonos, Senior Notes	7.750%	11/23/34	97,410,000	MXN	5,160,522

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,130,000		1,213,066	(e)

Oman - 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,500,000		1,582,153	(a)

Panama - 1.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	5,340,000		5,191,228

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,190,000		1,167,402	(a)

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.4%
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	1,610,000		$1,575,788

Russia - 1.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	98,290,000	RUB	1,351,667
Russian Federal Bond - OFZ	6.900%	5/23/29	298,820,000	RUB	4,131,565

Total Russia					5,483,232

Turkey - 0.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,400,000		2,323,692

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	800,000		834,464	(a)

TOTAL SOVEREIGN BONDS (COST - $39,784,575)					41,412,968

SENIOR LOANS - 4.4%
COMMUNICATION SERVICES - 2.0%
Media - 2.0%
Clear Channel Outdoor Holdings Inc., Term Loan B	3.607-3.629%	8/21/26	3,341,497		3,249,957	(g)(k)(l)(m)
DIRECTV Financing LLC, Initial Term Loan	—	7/22/27	5,050,000		5,046,238	(m)

TOTAL COMMUNICATION SERVICES					8,296,195

CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd.	—	4/5/22	1,700,000		1,646,161	(m)

Specialty Retail - 0.4%
PetsMart LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	1,830,000		1,831,601	(g)(k)(l)

TOTAL CONSUMER DISCRETIONARY					3,477,762

INDUSTRIALS - 1.1%
Airlines - 1.1%
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	500,000		530,753	(g)(k)(l)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	4,059,825		4,072,268	(g)(k)(l)

TOTAL INDUSTRIALS					4,603,021

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.5%
Chemicals - 0.5%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	2,250,000	$2,246,625	(g)(k)(l)

TOTAL SENIOR LOANS (Cost - $18,566,384)				18,623,603

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.4%
U.S. Government Obligations - 4.4%
U.S. Treasury Notes	1.875%	8/31/22	3,400,000	3,465,609	(h)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	1,026,719	(h)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000	4,212,500	(h)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,146,367	(h)
U.S. Treasury Notes	2.000%	6/30/24	3,000,000	3,145,137	(h)
U.S. Treasury Notes	0.750%	3/31/26	3,500,000	3,516,270	(h)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,788,358)				18,512,602

CONVERTIBLE BONDS & NOTES - 1.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes (Cost - $3,752,763)	3.375%	8/15/26	4,475,000	4,598,062

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $1,512,000)	9.500%		1,440	1,546,486

COMMON STOCKS - 0.2%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			96,800	53,511	*(n)(o)
KCAD Holdings I Ltd.			533,873,172	0	*(n)(o)(p)

TOTAL ENERGY				53,511

FINANCIALS - 0.2%
Capital Markets - 0.2%
EG Acquisition Corp., Class A Shares			73,790	716,870	*

TOTAL COMMON STOCKS (Cost - $8,292,991)				770,381

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%) (Cost - $198,736)	5.941%		11,324	$301,558	(b)(g)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $23,551)		5/28/28	24,596	21,891	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $511,010,915)				586,438,315

			SHARES
SHORT-TERM INVESTMENTS - 4.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $17,380,746)	0.010%		17,380,746	17,380,746	(q)

TOTAL INVESTMENTS - 142.9% (Cost - $528,391,661)				603,819,061

Liabilities in Excess of Other Assets - (42.9)%				(181,287,545)

TOTAL NET ASSETS - 100.0%				$422,531,516

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	17

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	The coupon payment on this security is currently in default as of July 31, 2021.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	The maturity principal is currently in default as of July 31, 2021.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of July 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(o)	Security is valued using significant unobservable inputs (Note 1).

(p)	Value is less than $1.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $17,380,746 and the cost was $17,380,746 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

18	Western Asset High Income Fund II Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.070%	5/26/2021	8/26/2021	$18,444,000	U.S. Government & Agency Obligations	$18,623,528
Goldman Sachs Group Inc.	0.750%	7/28/2021	10/21/2021	7,011,500	Corporate Bonds & Notes	8,777,716

				$25,455,500		$27,401,244

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	184	9/21	$24,563,682	$24,739,376	$(175,694)

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	12,453	USD	9,915	Citibank N.A.	10/19/21	$67
USD	3,093,416	GBP	2,234,806	Goldman Sachs Group Inc.	10/19/21	(13,527)
EUR	4,505,482	USD	5,358,432	Morgan Stanley & Co. Inc.	10/19/21	(5,258)

Total						$(18,718)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$500,650,764	—	$500,650,764
Sovereign Bonds	—	41,412,968	—	41,412,968
Senior Loans	—	18,623,603	—	18,623,603
U.S. Government & Agency Obligations	—	18,512,602	—	18,512,602
Convertible Bonds & Notes	—	4,598,062	—	4,598,062
Convertible Preferred Stocks	—	1,546,486	—	1,546,486
Common Stocks:
Energy	—	—	$53,511	53,511
Financials	—	716,870	—	716,870
Preferred Stocks	$301,558	—	—	301,558
Warrants	21,891	—	—	21,891

Total Long-Term Investments	323,449	586,061,355	53,511	586,438,315

Short-Term Investments†	17,380,746	—	—	17,380,746

Total Investments	$17,704,195	$586,061,355	$53,511	$603,819,061

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$67	—	$67

Total	$17,704,195	$586,061,422	$53,511	$603,819,128

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$175,694	—	—	$175,694
Forward Foreign Currency Contracts††	—	$18,785	—	18,785

Total	$175,694	$18,785	—	$194,479

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at April 30, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$37,209,014	37,209,014	$19,828,268	19,828,268	—	$145	—	$17,380,746

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